SHARE BASED COMPENSATION	9 Months Ended
Sep. 30, 2013
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION

NOTE 11 - SHARE BASED COMPENSATION

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PRESIDENT AND CHIEF OPERATING OFFICER

The Company granted to its President and Chief Operating Officer effective March

5, 2013,  cashless  options to acquire up to 2,250,000  shares of the  Company's common  stock at an option  price of $0.10 per share for a period of three years from the  effective  date of the grant.  The  options  vest over the term of the option. These options are not part of the Company's 2013 Stock Incentive Plan.

2013 STOCK INCENTIVE PLAN

Effective May 1, 2013, the Company's 2013 Stock Option and Award Plan (the "2013

Stock Incentive Plan") was approved by its Board of Directors and  shareholders.

Under the 2013 Stock Incentive Plan, the Board of Directors may grant options or purchase  rights to purchase  common  stock to  officers,  employees,  and other persons  who  provide  services  to the  Company  or any  related  company.  The participants to whom awards are granted,  the type of awards granted, the number of shares covered for each award,  and the purchase price,  conditions and other terms of each award are  determined by the Board of  Directors,  except that the term of the options  shall not exceed 10 years.  A total of 5 million  shares of the Company's  common stock are subject to the 2013 Stock  Incentive  Plan.  The shares  issued  for the 2013  Stock  Incentive  Plan may be either  treasury  or authorized and unissued shares. During the nine months ended September 30, 2013,

options in the amount of 4,450,000  were granted under the 2013 Stock  Incentive

Plan  including  cashless  options  to a Board  member to  acquire up to 100,000 shares of the Company's  common stock at an option price of $.10 per share for a period of three years from the  effective  date of the grant.  The options  were immediately vested upon the date of grant.

The following table summarizes information related to the outstanding and vested options at September 30, 2013:

                                                   Outstanding and

                                                    Vested Options

                                                      and Warrants

                                                -------------------

Number of shares

  Non-Qualified stock options                            2,250,000

  2013 Stock Incentive Plan                              2,200,000

Weighted average remaining contractual life

  Non-Qualified stock options                            2.4 years

  2013 Stock Incentive Plan                              1.2 years

Weighted average exercise price

  Non-Qualified stock options                                $0.10

  2013 Stock Incentive Plan                                  $0.47

Number of shares vested

  Non-Qualified stock options                              429,452

  2013 Stock Incentive Plan                              1,062,466

Aggregate intrinsic value

  Non-Qualified stock options                                   $0

  2013 Stock Incentive Plan                                     $0

The aggregate  intrinsic value of outstanding  securities is the amount by which the fair value of underlying  (common)  shares exceeds the exercise price of the options issued and outstanding.

No options or warrants  were  exercised or expired  during the nine months ended

September 30, 2013.  The Company did not realize any income tax expense  related to the exercise of stock options for the nine months ended September 30, 2013.

The fair value of the options  granted was  estimated as of the grant date using the Black-Scholes option pricing model with the following assumptions:

         Volatility                         76%

         Expected Option Term               1-3 years

         Risk-free interest rate            2.90%

         Expected dividend yield            0.00%

The expected  term of the options  granted was  estimated to be the  contractual term.  The  expected  volatility  was  based  on an  average  of the  volatility disclosed based upon comparable companies who had similar expected option terms.

The risk-free rate was based on the ten-year U.S. Treasury bond rate.